Fair Value of Financial Assets and Liabilities	12 Months Ended
Mar. 31, 2020
Text block [abstract]
Fair Value of Financial Assets and Liabilities
43	FAIR VALUE OF FINANCIAL ASSETS AND LIABILITIES
Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair values stated below represent the best estimates based on a range of methods and assumptions. In determining the fair value of financial assets and liabilities, the Group gives the highest priority to a quoted market price in an active market. If such prices are not available, it establishes fair value using valuation techniques. The valuation techniques, if used, make maximum use of observable inputs, and rely as little as possible on unobservable inputs.
Financial Assets and Liabilities Carried at Fair Value
Valuation Process
The Group undertakes a valuation process based on its valuation control framework, which governs internal control standards, methodologies and procedures to ensure that the fair values are determined or validated independently of the front office.
The Group uses valuation techniques commonly used by market participants to price the financial instruments and they have been demonstrated to provide reliable estimates of prices obtained in actual market transactions. The valuation techniques include the DCF method, option pricing models and reference to the current fair value of another instrument that is substantially the same. Key adjustments, such as liquidity risk and credit risk adjustments are also taken into account to derive fair values.
Where valuation techniques are used to determine fair values, they are validated and reviewed. In principal subsidiaries, their risk management departments, which are independent from the business units, review significant valuation methodologies at least once a year, and recalibrate model parameters and inputs by comparing fair values derived from the valuation techniques to the external market data such as broker quotes. Where the data obtained from third-party sources such as brokers and pricing service providers are utilized in determining fair values, those departments also examine those data, taking into account the consistency among the different sources, the aging of the data and other factors. In addition, accounting departments in those principal subsidiaries are responsible for ensuring that the accounting policies and procedures to determine fair values are in compliance with relevant accounting standards.
Fair Value Hierarchy
Financial assets and liabilities measured at fair value are classified into one of three levels within a fair value hierarchy based on the inputs used in the fair value measurement. The three levels of the fair value hierarchy are as follows:

•	quoted prices (unadjusted) in active markets for identical assets or liabilities that the entity can access at the measurement date (Level 1);

•	inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly (Level 2); and

•	significant unobservable inputs for the asset or liability (Level 3).

The following tables present the carrying amounts of financial assets and liabilities carried at fair value based on the three levels of the fair value hierarchy at March 31, 2020 and 2019.

	At March 31, 2020
	Level 1 (1)	Level 2 (1)	Level 3	Total
	(In millions)
Financial assets:
Trading assets:
Debt instruments	¥2,191,635	¥354,068	¥—	¥2,545,703
Equity instruments	234,725	4,588	—	239,313

Total trading assets	2,426,360	358,656	—	2,785,016

Derivative financial instruments:
Interest rate derivatives	100,558	4,009,820	1,148	4,111,526
Currency derivatives	—	2,032,117	11,667	2,043,784
Equity derivatives	45,699	20,951	24,516	91,166
Commodity derivatives	181	16,642	—	16,823
Credit derivatives	—	15,819	683	16,502

Total derivative financial instruments	146,438	6,095,349	38,014	6,279,801

Financial assets at fair value through profit or loss:
Debt instruments	209,545	682,019	562,823	1,454,387
Equity instruments	2,497	356	21,116	23,969

Total financial assets at fair value through profit or loss	212,042	682,375	583,939	1,478,356

Investment securities at fair value through other comprehensive income:
Japanese government bonds	6,785,068	—	—	6,785,068
U.S. Treasury and other U.S. government agency bonds	4,494,686	—	—	4,494,686
Other debt instruments	746,557	6,027,853	—	6,774,410

Total debt instruments	12,026,311	6,027,853	—	18,054,164

Equity instruments	3,073,776	8,285	407,390	3,489,451

Total investment securities at fair value through other comprehensive income	15,100,087	6,036,138	407,390	21,543,615

Total	¥17,884,927	¥13,172,518	¥1,029,343	¥32,086,788

Financial liabilities:
Trading liabilities:
Debt instruments	¥1,880,605	¥35,082	¥—	¥1,915,687
Equity instruments	50,773	52,024	—	102,797

Total trading liabilities	1,931,378	87,106	—	2,018,484

Derivative financial instruments:
Interest rate derivatives	62,135	3,416,391	3,863	3,482,389
Currency derivatives	8	1,863,217	31,236	1,894,461
Equity derivatives	90,048	10,790	42,246	143,084
Commodity derivatives	389	14,326	—	14,715
Credit derivatives	—	19,126	1,426	20,552

Total derivative financial instruments	152,580	5,323,850	78,771	5,555,201

Others (2)(3)	—	(6,534)	(51,015)	(57,549)

Total	¥2,083,958	¥5,404,422	¥27,756	¥7,516,136

	At March 31, 2019
	Level 1 (1)	Level 2 (1)	Level 3	Total
	(In millions)
Financial assets:
Trading assets:
Debt instruments	¥2,091,355	¥389,548	¥—	¥2,480,903
Equity instruments	281,030	5,758	—	286,788

Total trading assets	2,372,385	395,306	—	2,767,691

Derivative financial instruments (4) :
Interest rate derivatives	68,942	1,938,460	1,343	2,008,745
Currency derivatives	22	1,273,915	12,973	1,286,910
Equity derivatives	33,802	12,226	17,589	63,617
Commodity derivatives	445	7,072	—	7,517
Credit derivatives	—	10,236	5,549	15,785

Total derivative financial instruments	103,211	3,241,909	37,454	3,382,574

Financial assets at fair value through profit or loss (4) :
Debt instruments	223,832	1,818,774	578,080	2,620,686
Equity instruments	1,810	209	18,711	20,730

Total financial assets at fair value through profit or loss	225,642	1,818,983	596,791	2,641,416

Investment securities at fair value through other comprehensive income:
Japanese government bonds	5,027,695	—	—	5,027,695
U.S. Treasury and other U.S. government agency bonds	4,426,635	—	—	4,426,635
Other debt instruments	646,806	3,232,085	—	3,878,891

Total debt instruments	10,101,136	3,232,085	—	13,333,221

Equity instruments	3,749,430	11,115	412,347	4,172,892

Total investment securities at fair value through other comprehensive income	13,850,566	3,243,200	412,347	17,506,113

Total	¥16,551,804	¥8,699,398	¥1,046,592	¥26,297,794

Financial liabilities:
Trading liabilities:
Debt instruments	¥1,777,666	¥58,194	¥—	¥1,835,860
Equity instruments	66,896	95,938	—	162,834

Total trading liabilities	1,844,562	154,132	—	1,998,694

Derivative financial instruments (4) :
Interest rate derivatives	49,170	1,770,701	5,182	1,825,053
Currency derivatives	—	1,078,331	34,447	1,112,778
Equity derivatives	59,166	6,977	30,027	96,170
Commodity derivatives	415	5,433	—	5,848
Credit derivatives	—	11,370	554	11,924

Total derivative financial instruments	108,751	2,872,812	70,210	3,051,773

Others (2)(4)	—	2,704	(4,998)	(2,294)

Total	¥1,953,313	¥3,029,648	¥65,212	¥5,048,173

(1)
Transfers between levels of the fair value hierarchy are deemed to have occurred at the beginning of the period. There were no significant transfers between Level 1 and Level 2 for the fiscal years ended March 31, 2020 and 2019.

(2)
Derivatives embedded in financial liabilities are separately accounted for, but presented together with the host contract in the consolidated statements of financial position. In these tables, the embedded derivatives whose host contracts are carried at amortized cost are presented within others. Although the separated embedded derivatives may have a positive or a negative fair value, they have been presented in these tables as liabilities to be consistent with the host contract. The separated embedded derivatives are measured at fair value using the valuation techniques described in “Derivative financial instruments” below.

(3)	Contingent consideration liabilities arising from business combinations, which are measured at fair value using discounted cash flow models, are presented as others.
(4)
As part of risk management, the Group enters into transactions to offset the profit or loss of certain financial instruments, including embedded derivatives. Therefore, there is no net impact on profit or loss from these financial instruments and the related transactions, regardless of whether the inputs used in the fair value measurements of them are observable or unobservable. Accordingly, the Group recognized that the unobservable inputs used were not significant to the entire fair value measurements of them and therefore categorized these financial instruments and related transactions within Level 2. From March 31, 2020, the Group determines the significance of unobservable inputs used in the fair value measurements for each individual financial instrument and related transaction, regardless of whether the profit or loss is offset, as a change in accounting policy. As a result, ¥27,183 million of derivative financial instruments (financial assets), ¥15,944 million of financial assets at fair value through profit or loss, ¥69,647 million of derivative financial instruments (financial liabilities) and ¥(4,563) million of others (financial liabilities) were reclassified from Level 2 to Level 3 at March 31, 2019. There is no impact on the Group’s consolidated statements of financial position nor consolidated income statements.

The following tables present reconciliations from the beginning to the ending balances for financial assets and liabilities carried at fair value and categorized within Level 3 of the fair value hierarchy for the fiscal years ended March 31, 2020 and 2019.

	At April 1, 2019	Total gains (losses)		Purchases	Sales	Settlement (1)	Transfers into Level 3 (2)	Transfers out of Level 3 (2)	At March 31, 2020	Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at March 31, 2020
		Included in profit or loss	Included in other comprehensive income
	(In millions)
Derivative financial instruments—net:
Interest rate derivatives—net	¥(3,839)	¥2,376	¥—	¥49	¥(1,301)	¥—	¥—	¥—	¥(2,715)	¥996
Currency derivatives—net	(21,474)	774	—	1,183	(52)	—	—	—	(19,569)	(3,530)
Equity derivatives—net	(12,438)	(5,135)	—	6,090	(6,247)	—	—	—	(17,730)	(11,843)
Credit derivatives—net	4,995	(3,405)	(89)	—	—	(2,244)	—	—	(743)	(3,520)

Total derivative financial instruments—net	(32,756)	(5,390)	(89)	7,322	(7,600)	(2,244)	—	—	(40,757)	(17,897)

Financial assets at fair value through profit or loss:
Debt instruments	578,080	23,842	(2)	229,573	(175,793)	(92,334)	—	(543)	562,823	24,721
Equity instruments	18,711	(1,321)	—	6,761	(1,075)	(1,410)	10	(560)	21,116	(1,770)

Total financial assets at fair value through profit or loss	596,791	22,521	(2)	236,334	(176,868)	(93,744)	10	(1,103)	583,939	22,951

Investment securities at fair value through other comprehensive income:
Equity instruments	412,347	—	(9,967)	9,447	(3,683)	(718)	365	(401)	407,390	—

Total investment securities at fair value through other comprehensive income	412,347	—	(9,967)	9,447	(3,683)	(718)	365	(401)	407,390	—

Others (3) —liabilities:	4,998	46,546	—	(341)	—	—	—	(188)	51,015	41,115

Total	¥981,380	¥63,677	¥(10,058)	¥252,762	¥(188,151)	¥(96,706)	¥375	¥(1,692)	¥1,001,587	¥46,169

	At April 1, 2018	Total gains (losses)		Purchases	Sales	Settlement (1)	Transfers into Level 3 (2)	Transfers out of Level 3 (2)	At March 31, 2019	Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at March 31, 2019
		Included in profit or loss	Included in other comprehensive income
	(In millions)
Derivative financial instruments (4) —net:
Interest rate derivatives—net	¥(8,880)	¥4,974	¥—	¥72	¥(5)	¥—	¥—	¥—	¥(3,839)	¥4,928
Currency derivatives—net	(27,423)	5,780	—	233	(64)	—	—	—	(21,474)	6,099
Equity derivatives—net	(5,378)	4,532	—	5,994	(17,586)	—	—	—	(12,438)	944
Credit derivatives—net	4,245	5,640	142	—	—	(5,032)	—	—	4,995	5,660

Total derivative financial instruments—net	(37,436)	20,926	142	6,299	(17,655)	(5,032)	—	—	(32,756)	17,631

Financial assets at fair value through profit or loss (4) :
Debt instruments	552,779	(3,365)	24	259,425	(123,589)	(106,677)	—	(517)	578,080	(2,353)
Equity instruments	16,981	(1,734)	—	5,519	(709)	(672)	74	(748)	18,711	(2,037)

Total financial assets at fair value through profit or loss	569,760	(5,099)	24	264,944	(124,298)	(107,349)	74	(1,265)	596,791	(4,390)

Investment securities at fair value through other comprehensive income:
Debt instruments	154	—	—	—	—	—	—	(154)	—	—
Equity instruments	479,975	—	(43,355)	7,569	(8,804)	(21,088)	—	(1,950)	412,347	—

Total investment securities at fair value through other comprehensive income	480,129	—	(43,355)	7,569	(8,804)	(21,088)	—	(2,104)	412,347	—

Others (3)(4) —liabilities:	7,661	(3,003)	—	349	—	—	42	(51)	4,998	(3,806)

Total	¥1,020,114	¥12,824	¥(43,189)	¥279,161	¥(150,757)	¥(133,469)	¥116	¥(3,420)	¥981,380	¥9,435

(1)
For the fiscal year ended March 31, 2020 and 2019, settlements for equity instruments include receipt of cash distributions which represent a return of equity instruments. For the fiscal year ended March 31, 2019, settlements also include reclassification from debt instruments at fair value through profit or loss and equity instruments at fair value through other comprehensive income to investments in joint ventures as a result of applying the equity method for SMFL.

(2)
Transfers between levels of the fair value hierarchy are deemed to have occurred at the beginning of the period. For the fiscal years ended March 31, 2020 and 2019, transfers out of Level 3 amounted to ¥1,692 million and ¥3,420 million, respectively. These transfers out of Level 3 are primarily due to an increase in observability of certain private equity investments.

(3)
Embedded derivatives are separately accounted for, but presented together with the host contract in the consolidated statements of financial position. In these tables, the embedded derivatives whose host contracts are carried at amortized cost are presented within others. Although the separated embedded derivatives may have a positive or a negative fair value, they have been presented in these tables as liabilities to be consistent with the host contract.

(4)
Certain financial instruments including embedded derivatives were reclassified between levels of the fair value hierarchy, as described in the tables presenting the carrying amounts of financial assets and liabilities carried at fair value in “Fair Value Hierarchy.” As a result, the amounts of derivative financial instruments—net at April 1, 2018 decreased by ¥43,561 million, while those of financial assets at fair value through profit or loss and others at April 1, 2018 increased by ¥16,422 million and ¥8,494 million, respectively. The amounts of derivative financial instruments—net at March 31, 2019 decreased by ¥42,464 million, while those of financial assets at fair value through profit or loss and others at March 31, 2019 increased by ¥15,944 million and ¥4,563 million, respectively.

The following table presents total gains or losses included in profit or loss for the Level 3 financial assets and liabilities, and changes in unrealized gains or losses included in profit or loss related to those financial assets and liabilities held at March 31, 2020 and 2019 by line item of the consolidated income statements.

	Total gains (losses) included in profit or loss for the fiscal year ended March 31,		Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at March 31,
	2020	2019	2020	2019
	(In millions)
Net interest income	¥8,674	¥7,858	¥5,620	¥7,121
Net trading income	32,429	10,065	17,545	6,704
Net income (loss) from financial assets at fair value through profit or loss	22,521	(5,099)	22,951	(4,390)
Other income	53	—	53	—

Total	¥63,677	¥12,824	¥46,169	¥9,435

The aggregate deferred day one profit yet to be recognized in profit or loss at the beginning and end of the fiscal years ended March 31, 2020 and 2019 and reconciliation of changes in the balances were as follows:

	For the fiscal year ended March 31,
	2020	2019
	(In millions)
Balance at beginning of period	¥5,285	¥7,408
Increase due to new trades	3,904	2,054
Reduction due to redemption, sales or passage of time	(3,110)	(4,177)

Balance at end of period	¥6,079	¥5,285

The Group has entered into transactions where the fair value is determined using valuation techniques for which not all inputs are observable in the market. The difference between the transaction price and the fair value that would be determined at initial recognition using a valuation technique is referred to as “day one profit and loss,” which is not recognized immediately in the consolidated income statement. The table above shows the day one profit and loss balances, all of which are derived from financial assets at fair value through profit or loss. The release to profit or loss results from the realization due to redemption or sales, and the amortization of the deferred day one profit and loss with the passage of time over the life of the instruments.

Valuation Techniques
Financial instruments which are classified as trading assets and liabilities, derivative financial instruments, financial assets at fair value through profit or loss, and investment securities at fair value through other comprehensive income are measured at fair value in the consolidated statements of financial position. These instruments are measured at fair value using a quoted market price, if they are traded in an active market, or, for others, using the fair value measurement techniques as discussed below.
Trading assets and trading liabilities
Debt and equity instruments traded in an active market are measured at fair value using a quoted market price in such a market and they are categorized within Level 1. If a quoted market price is not available, they are measured by using a price quoted by a third party, such as a pricing service or broker, or by reference to the current fair value of another instrument that is substantially the same, based on inputs such as prices obtained from brokers, observable interest rates and spreads. These financial instruments are categorized within Level 2. Debt instruments measured at fair value using the DCF method, where primary inputs are observable interest rates and credit spreads, inferred from the prevailing market rates, are also categorized within Level 2.
Derivative financial instruments (including embedded derivatives)
Listed derivatives (including interest rates, bonds, currencies, stocks and commodities) are measured at fair value using the settlement price announced by the major exchange on which transactions are traded because the settlement price in the exchange reflects the most current transaction price, and is readily and regularly available from the exchange. Listed derivatives are categorized within Level 1.
OTC derivatives
(non-exchange-traded
derivatives), including embedded derivatives that are separately accounted for from the host contracts, are measured at fair value using valuation techniques such as the present value of estimated future cash flows and option pricing models, generally based on observable interest rates, foreign exchange, commodities, stock prices and other factors as inputs. The valuation models for some transactions, such as yield curve spread options and equity options, use inputs which are not directly observable in the market, including historical correlation coefficients and historical volatilities. If the impact of these unobservable inputs is significant to the fair value for those transactions, the Group categorizes the transactions within Level 3.
The credit loss protection scheme which the Group offers to Goldman Sachs (“GS”) is considered to be a credit derivative, where the underlying reference entities are the American and European corporate entities covered in the commitment line portfolio of the GS group. The fair value of this derivative is determined using an ordinary collateralized debt obligation (“CDO”) pricing model, commonly used in the financial markets. The Group takes some portions of the positions in subordinated and mezzanine tranches, which covers the first and second credit losses from the portfolio. The major inputs for this derivative are credit default swap (“CDS”) spread rates, correlation ratios of CDS indices for similar portfolios, and the expected additional commitment withdrawal ratio. Although CDS spread rates and correlation ratios are observable in an active market or available from brokers, this whole scheme is categorized within Level 3 as the expected additional withdrawal ratio, which is considered to be a significant input, is not observable in the market.
In addition, the fair value of OTC derivatives incorporates both counterparty credit risk in relation to OTC derivative assets and own credit risk in relation to OTC derivative liabilities. The Group calculates the credit risk adjustments by applying the probability of default that reflects the counterparty’s or its own credit risk to the OTC derivative exposures and multiplying the result by the loss expected in the event of default. For the probability of default, the Group uses observable market data, where possible. The OTC derivative exposures used are determined taking into consideration the effect of master netting agreements and collateral. As the Group manages the OTC derivatives on the basis of its net credit risk exposure, the credit risk adjustments of those OTC derivatives are measured on a portfolio basis in accordance with the exception set forth in IFRS 13.
Financial assets at fair value through profit or loss
Non-trading
bonds in this category are measured at fair value, using a valuation technique based on the observable prices in the market and they are categorized within Level 2.
Publicly traded investment trusts and funds are measured at fair value using the market price and are categorized within Level 1 if they are traded in an active market. Instruments whose prices are not available in the market, such as privately offered investment trusts, are measured at fair value based on the unit price, which is usually regarded as an exit price, obtained from the fund administrator or investment management firm. In such a case, these investment trusts and funds are categorized within Level 2. Other investment funds included in financial assets at fair value through profit or loss, such as private equity funds and real estate investment funds, are generally measured at fair value based on net asset value, which includes significant unobservable inputs. These funds are categorized within Level 3.

Certain loans and advances are measured at fair value using discounted cash flow models taking into account certain factors including counterparties’ credit ratings, pledged collateral and market interest rates, which include significant unobservable inputs, and are categorized within Level 3.
Some equity and debt instruments in this category are hybrid instruments which have both equity and debt features. These include preferred stocks which are measured at fair value using the Monte Carlo Simulation valuation model, if they are indexed to the market prices in a stock exchange. The valuation model uses the historical volatility of the listed stocks as an input, which are not observable in the market, resulting in these instruments being categorized within Level 3. Other types of preferred stocks and other non-hybrid
equity instruments are evaluated using valuation techniques for unlisted stocks, which are normally used for private equity investments. The Group calculates the fair values of these instruments based on the market approach using market multiples or others in which significant unobservable inputs are used. These instruments are categorized within Level 3.
Investment securities at fair value through other comprehensive income
Debt instruments are measured at fair value using a quoted market price and categorized within Level 1 if they are traded in an active market. Debt instruments are categorized within Level 2 if they are measured at fair value using a price quoted by a third party, such as a pricing service or broker, or by reference to the current fair value of another bond that is substantially the same based on inputs such as prices obtained from brokers, observable interest rates and spreads.
As for equity instruments, listed stocks are measured at fair value based on the market price at a stock exchange and categorized within Level 1 if they are traded in an active market. Unlisted common and preferred stocks in this category are measured at fair value based on the market approach using market multiples or others in which significant unobservable inputs are used. These instruments are categorized within Level 3.

Significant Unobservable Inputs
The following tables present quantitative information about significant unobservable inputs used in fair value measurement for Level 3 financial assets and liabilities at March 31, 2020 and 2019. The Group has changed the presentation in “Significant Unobservable Inputs” to reflect the risk management from March 31, 2020. The tables below show the range of inputs by financial instrument, while the range of inputs for each financial instrument had been previously presented by asset and liability separately.

At March 31, 2020
	Assets	Liabilities	Valuation technique(s) (1)	Significant unobservable inputs (1)	Range of inputs (1)
(In millions)
Derivative financial instruments:
Interest rate derivatives	¥1,148	¥3,863	Option model	Interest rate to interest rate correlation	9%-100%
Currency derivatives	11,667	31,236	Option model	Interest rate to interest rate correlation	26%-98%
				Quanto correlation	8%-52%
				Foreign exchange volatility	7%-26%
Equity derivatives	24,516	42,246	Option model	Equity to equity correlation	32%-96%
				Quanto correlation	(39)%-(4)%
				Equity volatility	12%-113%
				Foreign exchange volatility	9%-14%
Credit derivatives	683	1,426	CDO pricing model	Additional withdrawal ratio	47%
			Credit Default model	Quanto correlation	15%-90%
Financial assets at fair value through profit or loss:
Debt instruments	562,823	—	Monte Carlo Simulation	Equity volatility	25%-42%
			Option model	Interest rate to interest rate correlation	80%-99%
				Foreign exchange volatility	12%-28%
			DCF model	Probability of default rate	0%-39%
				Loss given default rate	5%-100%
			Net asset value (2)	—	—
Equity instruments	21,116	—	See note (3) below	—	—
Investment securities at fair value through other comprehensive income:
Equity instruments	407,390	—	Market multiples	Price/Earnings multiple	10.4x-35.4x
				Price/Book value multiple	0.2x-2.1x
				EV/EBITDA multiple	4.7x-16.3x
				Liquidity discount	20%
			See note (3) below	—	—
Others(4)	—	(51,015)	Option model	Equity to equity correlation	31%-96%
				Interest rate to interest rate correlation	9%-100%
				Quanto correlation	(39)%-67%
				Equity volatility	12%-74%
				Foreign exchange volatility	7%-28%
			Credit Default model	Quanto correlation	15%-90%

At March 31, 2019
	Assets	Liabilities	Valuation technique(s) (1)	Significant unobservable inputs (1)	Range of inputs (1)
(In millions)
Derivative financial instruments (5) :
Interest rate derivatives	¥1,343	¥5,182	Option model	Interest rate to interest rate correlation	11%-100%
				Quanto correlation	52%-57%
				Foreign exchange volatility	8%-20%
Currency derivatives	12,973	34,447	Option model	Interest rate to interest rate correlation	22%-97%
				Quanto correlation	11%-52%
				Foreign exchange volatility	6%-59%
Equity derivatives	17,589	30,027	Option model	Equity to equity correlation	34%-98%
				Quanto correlation	(40)%-0%
				Equity volatility	14%-81%
				Foreign exchange volatility	8%-10%
Credit derivatives	5,549	554	CDO pricing model	Additional withdrawal ratio	47%
			Credit Default model	Quanto correlation	15%-90%
Financial assets at fair value through profit or loss (5) :
Debt instruments	578,080	—	Monte Carlo Simulation	Equity volatility	10%-42%
			Option model	Foreign exchange volatility	5%-42%
			DCF model	Probability of default rate	0%-41%
				Loss given default rate	20%-100%
			Net asset value (2)	—	—
Equity instruments	18,711	—	Market multiples	Price/Earnings multiple	7.5x-13.4x
				EV/EBITDA multiple	4.8x
				Liquidity discount	0%-20%
			See note (3) below	—	—
Investment securities at fair value through other comprehensive income:
Equity instruments	412,347	—	Market multiples	Price/Earnings multiple	7.9x-31.3x
				Price/Book value multiple	0.2x-2.3x
				EV/EBITDA multiple	6.3x-14.4x
				Liquidity discount	20%
			See note (3) below	—	—
Others (4) (5)	—	(4,998)	Option model	Equity to equity correlation	34%-98%
				Interest rate to interest rate correlation	11%-100%
				Quanto correlation	(40)%-59%
				Equity volatility	14%-71%
				Foreign exchange volatility	5%-59%
			Credit Default model	Quanto correlation	15%-90%

(1)	Valuation techniques and unobservable inputs for insignificant Level 3 financial assets and liabilities are excluded.
(2)	The Group has determined that the net asset value represents fair values of certain investment funds.
(3)
Fair values of certain equity instruments such as unlisted stocks are estimated on the basis of an analysis of the investee’s financial position and results, risk profile, prospects and other factors. A range of key inputs is not provided in these tables as it is not practical to do so given the nature of such valuation techniques.

(4)
Embedded derivatives are separately accounted for, but presented together with the host contract in the consolidated statements of financial position. In these tables, the embedded derivatives whose host contracts are carried at amortized cost are presented within others. Although the separated embedded derivatives may have a positive or a negative fair value, they have been presented in these tables as liabilities to be consistent with the host contract.

(5)
Certain financial instruments including embedded derivatives were reclassified between levels of the fair value hierarchy, as described in the tables presenting the carrying amounts of financial assets and liabilities carried at fair value in “Fair Value Hierarchy.” As a result, the amounts of derivative financial instruments at March 31, 2019 decreased by ¥42,464 million, while those of financial assets at fair value through profit or loss and others at March 31, 2019 increased by ¥15,944 million and ¥4,563 million, respectively.

Correlation
Correlation represents a measure of the relationship between the movements of two variables, which is expressed as a number between plus and minus one. A positive correlation indicates that two variables move in the same direction while a negative correlation indicates that they move in opposite directions. Correlations could be any combination of variables such as interest rates, foreign exchange rates, CDS spread and stock price movements. Thus, both same-asset correlation and cross-asset correlation are used. Interest rate correlation between two different tenors is an example of same-asset correlations while quanto correlation which is the correlation between foreign exchange rates and another variable is an example of cross-asset correlation. These correlations are used in the valuation techniques of complex derivatives and estimated based on historical data. In general, a significant increase in the correlation in isolation would result in either a significantly higher or lower fair value measurement, depending on the terms of the instruments.
Volatility
Volatility represents a measure of how much a particular instrument, parameter or index is expected to change in value over time. The volatilities used in the valuation of some type of derivative instruments with optionality refer to the potential change in price or level of the underlying interest rates, foreign exchange rates or equity instruments. The volatilities of underlying listed stocks are used in the valuation of preferred stocks containing optionality. These volatilities are estimated based on historical data or information provided by third-party sources, together with other analytical techniques. In general, a significant increase in the volatility in isolation would result in a significantly higher fair value measurement.
Additional withdrawal ratio
Additional withdrawal ratio represents the expected additional withdrawal ratio of unfunded commitment lines in the reference portfolio (mainly revolving credit facilities for commercial paper backup) concerning the credit loss protection scheme offered to GS. The expected additional withdrawal ratio is estimated based on historical data of actual funded amounts at default for similar portfolios. In general, a significant increase in the additional withdrawal ratio in isolation would have a significant unfavorable impact (i.e., an increase in derivative liabilities or a decrease in derivative assets) on the fair value measurement.
Probability of default and loss given default rates
Probability of default rate represents the probability of default that reflects the counterparty’s credit risk while loss given default rate represents the loss expected in the event of default. Those are estimated based on historical experiences. In general, a significant increase in probability of default rate or loss given default rate in isolation would result in a significantly lower fair value measurement.
Price/Earnings, price/book value multiples
Price/Earnings (“P/E”) multiple represents the ratio of the equity value to the net income, while price/book value (“P/B”) multiple represents the ratio of the equity value to the book value. These multiples are estimated based on comparable listed companies. In general, a significant increase in the P/E multiple or P/B multiple in isolation would result in a significantly higher fair value measurement.
EV/EBITDA multiple
EV/EBITDA multiple represents the ratio of the enterprise value (“EV”) to earnings before interest, taxes, depreciation and amortization (“EBITDA”), where the EV is the aggregate value of equity and debt minus cash and cash equivalents. The multiple is estimated based on comparable listed companies. In general, a significant increase in the EV/EBITDA multiple in isolation would result in a significantly higher fair value measurement.
Liquidity discount
A liquidity discount is primarily applied in the valuation techniques for unlisted stocks to reflect the fact that these stocks are not actively traded. In general, a significant increase in the liquidity discount in isolation would result in a significantly lower fair value measurement.

Sensitivity Analysis
The fair value of certain financial assets and liabilities are measured using valuation techniques based on inputs such as prices and rates that are not observable in the market. The following tables present the impact of the valuation sensitivity, if these inputs fluctuate to the extent deemed reasonable and the volatility of such inputs has a significant impact on the fair value. The Group has changed the presentation in “Sensitivity Analysis” to reflect the risk management from March 31, 2020. The tables below show the fair value measured using valuation techniques and valuation sensitivity by financial instrument. The fair value by financial instrument is presented as the net of asset and liability amounts, while the fair value for each financial instrument had been previously presented by asset and liability separately. The tables also show the impact on the fair value of the valuation sensitivity by financial instrument. The impact of the valuation sensitivity by financial instrument is presented as the net of asset and liability amounts, while the valuation sensitivity for each financial instrument had been previously presented by asset and liability separately.

	At March 31, 2020
	Total fair value measured using valuation techniques	Effect recorded in profit or loss		Effect recorded directly in equity
		Favorable changes	Unfavorable changes	Favorable changes	Unfavorable changes
	(In millions)

Financial instruments—net:
Derivative financial instruments—net:
Interest rate derivatives—net	¥(2,715)	¥1	¥1	¥—	¥—
Currency derivatives—net	(19,569)	17	17	—	—
Equity derivatives—net	(17,730)	493	718	—	—
Credit derivatives—net	(743)	1,006	2,461	—	—
Financial assets at fair value through profit or loss:
Debt instruments	562,823	2,784	4,585	—	—
Equity instruments	21,116	—	—	—	—
Investment securities at fair value through other comprehensive income:
Equity instruments	407,390	—	—	8,837	8,362
Others (1)(2) —liabilities:	51,015	3,664	4,610	—	—

	At March 31, 2019
	Total fair value measured using valuation techniques	Effect recorded in profit or loss		Effect recorded directly in equity
		Favorable changes	Unfavorable changes	Favorable changes	Unfavorable changes
	(In millions)

Financial instruments—net:
Derivative financial instruments (3) —net:
Interest rate derivatives—net	¥(3,839)	¥2	¥14	¥—	¥—
Currency derivatives—net	(21,474)	13	20	—	—
Equity derivatives—net	(12,438)	541	530	—	—
Credit derivatives—net	4,995	1,976	5,872	—	—
Financial assets at fair value through profit or loss (3) :
Debt instruments	578,080	4,038	11,636	—	—
Equity instruments	18,711	34	34	—	—
Investment securities at fair value through other comprehensive income:
Equity instruments	412,347	—	—	11,843	10,848
Others (1)(2) (3) —liabilities:	4,998	1,651	2,650	—	—

(1)
Embedded derivatives are separately accounted for, but presented together with the host contract in the consolidated statements of financial position. In these tables, the embedded derivatives whose host contracts are carried at amortized cost are presented within others. Although the separated embedded derivatives may have a positive or a negative fair value, they have been presented in these tables as liabilities to be consistent with the host contract.

(2)
As part of risk management, the Group enters into transactions to offset the profit or loss of certain financial instruments, including embedded derivatives. Sensitivity of embedded derivatives related to these transactions is presented as derivative financial instruments or financial assets at fair value through profit or loss, according to the presentation of the financial instruments arising from these transactions.

(3)
Certain financial instruments including embedded derivatives were reclassified between levels of the fair value hierarchy, as described in the tables presenting the carrying amounts of financial assets and liabilities carried at fair value in “Fair Value Hierarchy.” As a result, the amounts of derivative financial instruments—net at March 31, 2019 decreased by ¥42,464 million, while those of financial assets at fair value through profit or loss and others at March 31, 2019 increased by ¥15,944 million and ¥4,563 million, respectively.

Derivative financial instruments (including embedded derivatives)
With respect to the credit loss protection scheme offered to GS, the anticipated losses will vary significantly depending on the expected additional withdrawal ratio of unfunded commitment lines in the reference portfolio. The tables above present the estimates of the impact of changing the expected additional withdrawal ratio from an optimistic (favorable) scenario to a pessimistic (unfavorable) scenario. For the other derivative instruments, including embedded derivatives that are separately accounted for from host contracts, that use correlation or volatility in the valuation techniques, the impact resulting from using a reasonable range of those inputs is estimated where it is expected to be significant.
Financial assets at fair value through profit or loss
With respect to preferred stocks convertible into listed stocks, for which historical volatilities of related listed stocks are used in the valuation techniques, the impact resulting from using a reasonable range for the volatility is statistically estimated where it is expected to be significant. With respect to certain loans and advances, for which the probability of default and loss given default rates are used in the valuation techniques, the impact resulting from using a reasonable range of those inputs is estimated where it is expected to be significant. Certain investment funds are measured at fair value determined based on net asset value per share, which includes significant unobservable inputs. Since those funds are managed by value at risk (“VaR”) based on historical gain or loss data, the impact of the valuation sensitivity is estimated using a one-day
VaR of the portfolio, based on a
one-sided
confidence interval of 99.0%.
Investment securities at fair value through other comprehensive income
With respect to unlisted stocks which are measured at fair value based on a market approach, the impact of changing the market multiples within a reasonable range (±10%) is estimated.

Financial Assets and Liabilities Not Carried at Fair Value
The tables below present the carrying amounts and fair values by level within the fair value hierarchy, as described in “Financial Assets and Liabilities Carried at Fair Value—Fair Value Hierarchy,” of financial assets and liabilities not carried at fair value on the Group’s consolidated statements of financial position at March 31, 2020 and 2019.

		At March 31, 2020
		Carrying amount	Fair value
	Notes		Total	Level 1	Level 2	Level 3
	(In millions)
Financial assets:
Cash and deposits with banks	a	¥62,471,453	¥62,471,434	¥61,203,541	¥1,267,893	¥—
Call loans and bills bought:
Call loans	a	879,948	879,631	—	879,631	—
Bills bought	a	18,308	18,349	—	18,349	—
Reverse repurchase agreements and cash collateral on securities borrowed	a	13,745,996	13,745,707	—	13,745,707	—
Investment securities:
Debt instruments at amortized cost	b	320,771	321,057	282,520	38,537	—
Loans and advances	a	94,671,818	97,428,956	—	356,570	97,072,386
Other financial assets	a	4,229,678	4,227,027	—	4,174,646	52,381

Financial liabilities:
Deposits:
Non-interest-bearing deposits, demand deposits and deposits at notice	c	¥95,849,958	¥95,851,474	¥—	¥95,851,474	¥—
Other deposits	c	42,581,460	42,594,532	—	42,339,787	254,745
Call money and bills sold:
Call money	c	3,740,540	3,740,628	—	3,740,628	—
Bills sold	c	—	—	—	—	—
Repurchase agreements and cash collateral on securities lent	c	15,455,782	15,455,782	—	15,455,782	—
Borrowings	c	16,735,474	16,825,055	—	16,797,789	27,266
Debt securities in issue	c	10,985,048	10,777,289	—	10,395,526	381,763
Other financial liabilities	c	7,149,714	7,149,704	—	7,107,189	42,515

		At March 31, 2019
		Carrying amount	Fair value
	Notes		Total	Level 1	Level 2	Level 3
	(In millions)
Financial assets:
Cash and deposits with banks	a	¥57,763,441	¥57,766,549	¥56,716,529	¥1,050,020	¥—
Call loans and bills bought:
Call loans	a	2,459,098	2,459,774	—	2,459,774	—
Bills bought	a	6,647	6,645	—	6,645	—
Reverse repurchase agreements and cash collateral on securities borrowed	a	10,345,994	10,345,889	—	10,345,889	—
Investment securities:
Debt instruments at amortized cost	b	318,914	319,871	281,136	38,735	—
Loans and advances	a	90,682,938	93,451,467	—	290,997	93,160,470
Other financial assets	a	3,609,129	3,606,414	—	3,551,947	54,467

Financial liabilities:
Deposits:
Non-interest-bearing deposits, demand deposits and deposits at notice	c	¥89,969,579	¥89,970,579	¥—	¥89,970,579	¥—
Other deposits	c	44,435,073	44,435,139	—	44,141,535	293,604
Call money and bills sold:
Call money	c	1,307,779	1,307,710	—	1,307,710	—
Bills sold	c	—	—	—	—	—
Repurchase agreements and cash collateral on securities lent	c	12,887,249	12,887,249	—	12,887,249	—
Borrowings	c	12,167,858	12,268,394	—	12,231,762	36,632
Debt securities in issue	c	11,171,209	11,304,119	—	10,763,489	540,630
Other financial liabilities	c	5,596,513	5,596,506	—	5,553,389	43,117

Notes:

a.	(i)	The carrying amounts of deposits with banks without maturity and loans with no specified repayment dates represent a reasonable estimate of fair value, considering the nature of these financial instruments.
	(ii)	Financial assets with a remaining maturity of six months or less: The carrying amounts represent a reasonable estimate of fair value.
	(iii)	Financial assets with a remaining maturity of more than six months: Except for impaired loans and advances, the fair values are mostly determined using discounted cash flow models taking into account certain factors including counterparties’ credit ratings, pledged collateral, and market interest rates. The fair values of impaired loans and advances are generally determined by discounting the estimated future cash flows over the time period they are expected to be recovered, and may be based on the appraisal value of underlying collateral as appropriate.
b.	The fair values of debt instruments at amortized cost are determined using quoted prices in active markets or observable inputs other than quoted prices in active markets.
c.	Note that some of the financial liabilities in this category include embedded derivatives, which are separately accounted for, but presented together with the host contract at March 31, 2020 and 2019. Certain financial instruments including embedded derivatives were reclassified between levels of the fair value hierarchy, as described in the tables presenting the carrying amounts of financial assets and liabilities carried at fair value in “Financial Assets and Liabilities Carried at Fair Value—Fair Value Hierarchy.” As a result, ¥293,604 million of other deposits, ¥12,374 million of borrowings and ¥273,763 million of debt securities in issue were reclassified from Level 2 to Level 3 at March 31, 2019.
	(i)	The carrying amounts of demand deposits and deposits without maturity represent a reasonable estimate of fair value, considering the nature of these financial instruments.
	(ii)	Financial liabilities with a remaining maturity of six months or less: The carrying amounts represent a reasonable estimate of fair value.
	(iii)	Financial liabilities with a remaining maturity of more than six months: The fair values are, in principle, based on the present values of future cash flows calculated using the refinancing rate applied to the same type of instruments for similar remaining maturities. The fair values of debt securities in issue are based on the present values of future cash flows calculated using the rate derived from yields of bonds issued by SMFG, SMBC and other subsidiaries and publicly offered subordinated bonds published by securities firms.
	(iv)	The carrying amounts and fair values of lease liabilities are not included in this table at March 31, 2020.